Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Long-term Liabilities
Advances in aid of construction	$ 79,864	$ 60,828
Environmental remediation obligation	69,383	58,061	$ 55,621
Asset retirement obligations	79,968	53,879	$ 43,291
Customer deposits	31,939	31,946
Unamortized investment tax credits	17,893	18,234
Deferred credits	21,156	18,952
Preferred shares, Series C	13,698	13,793
Hook up fees	17,704	9,610
Lease liabilities	14,288	9,695
Contingent development support obligations	12,273	9,446
Note payable to related party	30,493	0
Other	23,027	16,896
Other long-term liabilities	411,686	301,340
Less: current portion	(72,505)	(57,939)
Other long-term liabilities, excluding current	339,181	243,401
Transfers from advances in aid of construction to contributions in aid of construction	1,994	5,465
Undiscounted, unescalated cost of environmental cleanup activities	60,803	58,484
Accrual for environmental loss contingencies to be incurred over next four years	43,995
Regulatory assets	$ 845,471	559,887
Note payable to related party
Other Long-term Liabilities
Interest rate (percent)	0.675%
Atlantica
Other Long-term Liabilities
Contingent consideration related to prior acquisition		29,100
San Antonio Water System
Other Long-term Liabilities
Additional deferred credits related to investment in San Antonio Water System		5,000
Environmental costs
Other Long-term Liabilities
Environmental remediation, rate recovery period	7 years
Regulatory assets	$ 87,308	$ 82,300
Minimum
Other Long-term Liabilities
Other liability repayment period	5 years
Accrual for environmental cleanup, discount rate (percent)	0.80%
Maximum
Other Long-term Liabilities
Other liability repayment period	40 years
Accrual for environmental cleanup, discount rate (percent)	3.40%